Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Corporation has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agricultural loans, Commercial Real Estate loans, Residential Real Estate loans, Real Estate Construction loans and Consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Bank’s credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Corporation considers the allowance for loan losses of $21,257 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2011. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2011 and December 31, 2010. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors. In the case of Real Estate Construction loans, a negative provision was made for a couple of reasons. While the total loans for this segment was nearly unchanged from the end of last year, the volume of graded loans for this segment declined. Since the graded loans generally require a greater need for reserves, and the overall volume for this segment did not change, a smaller reserve was calculated to be required. This is represented as a decrease in the provision. Management has reviewed its analysis of the allowance for loan losses and made modifications to the beginning balances in the 2011 table. The analysis at December 31, 2010 was based on information available at the time. Since then we have improved our information systems and management reporting tools to allow us to better segregate the portfolio. In order to consistently provide this information, we have adjusted the beginning balances to correspond with the current methodology. Additionally, the 2010 table has been reclassified to match the presentation in 2011. The allowance related to the unallocated segment was also reduced, mostly due to enhanced procedures for allocating the impact of the economic factors.

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2011

Allowance for loan losses:

Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2010

Allowance for loan losses:

Beginning balance	$2,957	$6,042	$3,917	$1,109	$401	$845	$15,271
Charge-offs	(2,710)	(4,653)	(4,029)	(799)	(460)	—	(12,651)
Recoveries	303	650	99	—	156	—	1,208
Provision	3,089	7,788	4,582	1,829	629	23	17,940

Ending Balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2011

Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811

Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Loan balances outstanding:

Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380

Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
December 31, 2010

Allowance for loan losses:

Ending balance:
Individually evaluated for impairment	$1,322	$1,384	$355	$375	$427	$—	$3,863

Ending balance:
Collectively evaluated for impairment	$2,317	$8,443	$4,214	$1,764	$299	$868	$17,905

Loan balances outstanding:

Ending Balance	$84,913	$336,251	$295,038	$39,341	$11,780		$767,323

Ending balance:
Individually evaluated for impairment	$5,924	$7,815	$2,347	$1,821	$1,266		$19,173

Ending balance:
Collectively evaluated for impairment	$78,989	$328,436	$292,691	$37,520	$10,514		$748,150

The following table represents credit exposures by internally assigned risk ratings for the period ended December 31, 2011 and December 31, 2010. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Corporation’s internal credit risk rating system is based on experiences with similarly graded loans.

The Corporation’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

December 31, 2010	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$70,825	$284,083	$111,248	$28,815	$556	$495,527
Special Mention	2,972	12,674	2,821	937	—	19,404
Substandard	11,116	39,416	16,482	7,492	44	74,550
Doubtful	—	78	—	—	—	78

Ending Balance	$84,913	$336,251	$130,551	$37,244	$600	$589,559

The following tables present performing and nonperforming loans based solely on payment activity for the period ended December 31, 2011 and December 31, 2010 that have not been assigned an internal risk grade. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

December 31, 2010	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$162,702	$2,097	$11,169	$175,968
Nonperforming	1,785	—	11	1,796

Total	$164,487	$2,097	$11,180	$177,764

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2011 and December 31, 2010.

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

December 31, 2010	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$491	$309	$1,986	$2,786	$82,127	$84,913	$904
Commercial Real Estate	3,565	533	4,877	8,975	327,276	336,251	349
Residential Real Estate	3,261	666	7,058	10,985	284,053	295,038	382
Real Estate Construction	258	246	841	1,345	37,996	39,341	581
Consumer and Other	118	39	25	182	11,598	11,780	25

Total	$7,693	$1,793	$14,787	$24,273	$743,050	$767,323	$2,241

The following table presents loans on nonaccrual status as of December 31, 2011 and December 31, 2010.

	2011	2010
Commericial & Agriculture	$940	$2,661
Commercial Real Estate	15,346	8,059
Residential Real Estate	8,915	9,586
Real Estate Construction	567	1,869
Consumer and Other	—	—

Total	$25,768	$22,175

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	3	$1,506	$1,506
Commercial Real Estate	3	2,074	2,004
Residential Real Estate	2	180	181
Real Estate Construction	—	—	—
Consumer and Other	—	—	—

Total Loan Modifications	8	$3,760	$3,691

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans.

During the twelve month period ended December 31, 2011, no loans modified and considered TDRs made during the twelve months previous to December 31, 2011, have defaulted.

Impaired Loans: Larger (greater than $350) commercial loans and commercial real estate loans and all TDR’s, are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Corporation may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table includes the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2011 and December 31, 2010.

December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commericial & Agriculture	$2,914	$3,010	$—	$1,892	$217
Commercial Real Estate	3,804	4,739	—	3,678	343
Residential Real Estate	862	953	—	1,468	60
Real Estate Construction	—	—	—	914	—

With an allowance recorded:
Commericial & Agriculture	$2,344	$3,645	$618	$2,822	$264
Commercial Real Estate	13,896	16,534	3,094	9,851	925
Residential Real Estate	2,984	4,127	860	2,283	202
Real Estate Construction	576	1,103	239	448	17

Total:
Commericial & Agriculture	$5,258	$6,655	$618	$4,713	$481
Commercial Real Estate	17,700	21,273	3,094	13,529	1,268
Residential Real Estate	3,846	5,080	860	3,751	262
Real Estate Construction	576	1,103	239	1,363	17

December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commericial & Agriculture	$2,259	$2,597	$—	$3,129	$24
Commercial Real Estate	1,849	2,683	—	5,579	11
Residential Real Estate	635	914	—	2,035	31
Real Estate Construction	477	477	—	293	34
Consumer and Other	125	125	—	125	—

With an allowance recorded:
Commericial & Agriculture	$3,665	$3,665	$1,322	$1,612	$191
Commercial Real Estate	5,966	5,966	1,384	4,569	256
Residential Real Estate	1,712	1,965	355	1,146	69
Real Estate Construction	1,344	1,344	375	1,377	7
Consumer and Other	1,141	1,166	427	1,145	31

Total:
Commericial & Agriculture	$5,924	$6,262	$1,322	$4,741	$215
Commercial Real Estate	7,815	8,649	1,384	10,148	267
Residential Real Estate	2,347	2,879	355	3,181	100
Real Estate Construction	1,821	1,821	375	1,670	41
Consumer and Other	1,266	1,291	427	1,270	31